Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS
Cash	$ 27	$ 355	$ 12
Other current assets	11	24	1
Total Current Assets	38	379	13
PROPRERTY AND EQUIPMENT, NET	9	8	0
Total Assets	47	387	13
Liabilities and Stockholders' Equity
Accounts payable	200	115	8
Other accounts payables	0	3
Related Parties		3	0
Total Current Liabilities	200	118	8
Stockholders' Deficit
Common shares, value	75	69	2
Additional paid in capital	16,230	6,452	67
Deficit accumulated during the development stage	(16,458)	(6,252)	(64)
Total Stockholders' Equity	(153)	269	5
Total Liabilities and Stockholders' Equity	$ 47	$ 387	$ 13